DISCONTINUED OPERATIONS - Condensed cash flows (Details) ¥ in Thousands	6 Months Ended
Sep. 30, 2020 CNY (¥)
Discontinued business | 2B business
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net cash used in operating activities	¥ (9,491)